Investment Property - Summary of Investment Property (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of detailed information about investment property [line items]
Beginning balance	¥ 5,086
Charge for the year	348	$ 50	¥ 355	¥ 376
Ending balance	4,756	684	5,086
Consolidated statements of profit or loss:
Rental income from an investment property	176	25	77
Direct operating expenses (including repairs, maintenance and depreciation expense) arising from the rental generating property	(118)	(17)	(82)
Fair value [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	11,308
Ending balance	11,686	1,681	11,308
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	31,810	4,575	33,187
Translation difference	579	84	(1,377)
Ending balance	32,389	4,659	31,810	33,187
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(26,724)	(3,844)	(27,358)
Charge for the year	348	50	355
Translation difference	561	81	(989)
Ending balance	¥ (27,633)	$ (3,975)	¥ (26,724)	¥ (27,358)